Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Cambria Chesapeake Pure Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(23.60%)	(24.60%)
SG CTA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.85%)	(13.90%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	17.01%